TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 38,332	$ 19,208
Related party revenue	653,471	445,866	$ 91,740
Other affiliated payables	636	2,510
Affiliated Entity
Related Party Transaction [Line Items]
Related party revenue	653,500	445,900	91,700
Employees
Related Party Transaction [Line Items]
Other affiliated payables	600	2,500
Assets | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties	87,800	51,500
Prepaid Expense And Other Assets, Noncurrent | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties	18,800	1,400
Securitization Vehicles | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties	83,000	46,900
Related party revenue	492,100	362,700	68,500
Other Financing Vehicles | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties	4,700	4,600
Purchases from related party	29,600	24,000
Related party revenue	$ 161,400	$ 83,200	$ 23,200